Derivative financial instruments and market risks - Disclosure of Actual or Potential Effects of Netting Arrangements (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Derivative financial assets
Disclosure of Offsetting of Financial Assets and Liabilities [line items]
Gross carrying amounts before offset	€ 82	€ 225	€ 183
Gross amounts offset (in accordance with IAS 32)	0	0	0
Net amounts as reported in the balance sheet	82	225	183
Net exposure	1	136	102
Derivative financial assets | Effects of other netting arrangements not fulfilling the IAS 32 criteria for offsetting
Disclosure of Offsetting of Financial Assets and Liabilities [line items]
Fair value of financial collateral	0
Financial instruments	(81)	(89)	(81)
Derivative financial liabilities
Disclosure of Offsetting of Financial Assets and Liabilities [line items]
Gross carrying amounts before offset	(297)	(99)	(97)
Gross amounts offset (in accordance with IAS 32)	0	0	0
Net amounts as reported in the balance sheet	(297)	(99)	(97)
Net exposure	(216)	(10)	(16)
Derivative financial liabilities | Effects of other netting arrangements not fulfilling the IAS 32 criteria for offsetting
Disclosure of Offsetting of Financial Assets and Liabilities [line items]
Fair value of financial collateral	0
Financial instruments	€ 81	€ 89	€ 81